Note F - Income Taxes (Details) - Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the Beginning and Ending Amount Of Unrecognized Tax Benefits [Abstract]
Balance at beginning of year	$ 421,000	$ 1,423,000	$ 1,298,000
Additions based on tax positions related to the current year	189,000	68,000	132,000
(Reduction) additions for tax positions of prior years		(1,000)	117,000
Reductions due to lapse of applicable statute of limitations	(46,000)	(131,000)	(124,000)
Settlements	(48,000)	(938,000)
Balance at end of year	$ 516,000	$ 421,000	$ 1,423,000